Related Party Transactions - Schedule of Amount of General and Administrative Costs and Expenses Recognized (Detail) (Omnibus Agreement [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Omnibus Agreement [Member]
Related Party Transaction [Line Items]
General and administrative costs and expenses under omnibus agreement	$ 24,372	$ 9,440	$ 1,771